Consolidated Statements of Financial Position - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Assets
Cash and cash equivalent	$ 16,133	$ 29,268
Restricted cash	1,737	1,578
Loans receivable, net	61,717	56,841
Prepaid expenses, and other receivables and assets	13,067	12,391
Investment portfolio	37,768	12,520
Investment accounted for using the equity method	0	24,989
Property and equipment	526	1,101
Right-of-use assets	670	2,622
Investment in sublease, net	1,228	0
Intangible assets	36,562	41,829
Carrying value of goodwill	38,355	38,355
Total assets	207,763	221,494
Liabilities
Accounts payable, accruals and other	24,082	20,982
Lease liability	2,709	3,280
Credit facility	49,405	46,180
Debentures	36,783	38,266
Derivative financial liabilities	34	419
Deferred tax liability	1,026	1,481
Total liabilities	114,039	110,608
Equity
Share capital	389,806	391,243
Contributed surplus	35,503	33,025
Foreign currency translation reserve	243	559
Deficit	(331,828)	(313,941)
Total equity	93,724	110,886
Total equity and liabilities	$ 207,763	$ 221,494